Note 16 - Income Tax (Details) - Effective Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation [Abstract]
Combined statutory rate	26.50%	26.50%	26.50%
Permanent differences	5.80%	6.40%	10.40%
Tax effect of flow through entities	(2.50%)	(2.90%)	(4.50%)
Impact of changes in foreign exchange rates	(2.10%)	(0.80%)	(0.10%)
Adjustments to tax liabilities for prior periods	(1.40%)	(2.50%)	2.20%
Effects of changes in enacted tax rates	(0.50%)	0.10%
Changes in liability for unrecognized tax benefits	(0.60%)	(1.90%)	(0.10%)
Stock-based compensation	13.90%	4.10%	7.90%
Foreign, state, and provincial tax rate differential	1.10%	(6.20%)	(11.00%)
Other taxes	2.40%	2.40%	1.60%
Change in valuation allowance	0.60%	(1.70%)	(1.70%)
Outside basis difference in investments	1.40%	1.40%	2.20%
Other	0.30%	0.30%	1.70%
Effective income tax rate	44.90%	25.20%	35.10%